Schedule of information related to the stock option plan (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Share-Based Payment Arrangement [Abstract]
Intrinsic value of options exercised
Cash received from option exercises
Tax benefit from option exercises
Weighted average fair value of options granted	$ 429,388	$ 566,492